Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Inc
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000087836
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA Equal Weighted ETF
Trading Symbol	EUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI USA Equal Weighted ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Equal Weighted ETF	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the financials sector, driven by financial services companies. The outperformance was due to significant merger and acquisition activity; banks consolidated to manage rising costs and regulatory pressures, while digital transformation spurred acquisitions in financial technology. Additionally, growing expectations of an interest rate cut by the U.S. Federal Reserve Bank fueled investor confidence and drove growth within the broader financial sector. Industrials stocks helped performance due to unexpectedly strong economic data, including higher durable goods orders and manufacturing growth. Enhanced infrastructure spending and reduced supply chain issues fueled sector growth. The information technology sector benefited, especially software and services, which saw solid performance fueled by continued investments in AI, cybersecurity, and cloud technology.

What detracted from performance?

There were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	MSCI USA Equal Weighted Index
Aug 14	$10,000	$10,000	$10,000
Sep 14	$9,843	$9,844	$9,844
Oct 14	$10,081	$10,081	$10,081
Nov 14	$10,347	$10,349	$10,349
Dec 14	$10,315	$10,317	$10,317
Jan 15	$10,023	$10,026	$10,026
Feb 15	$10,606	$10,612	$10,612
Mar 15	$10,453	$10,459	$10,459
Apr 15	$10,545	$10,555	$10,555
May 15	$10,686	$10,696	$10,696
Jun 15	$10,483	$10,493	$10,493
Jul 15	$10,691	$10,703	$10,703
Aug 15	$10,048	$10,053	$10,053
Sep 15	$9,659	$9,787	$9,666
Oct 15	$10,341	$10,595	$10,350
Nov 15	$10,372	$10,632	$10,383
Dec 15	$10,091	$10,453	$10,102
Jan 16	$9,442	$9,897	$9,450
Feb 16	$9,523	$9,877	$9,533
Mar 16	$10,290	$10,553	$10,304
Apr 16	$10,451	$10,605	$10,465
May 16	$10,612	$10,799	$10,627
Jun 16	$10,606	$10,827	$10,624
Jul 16	$11,086	$11,238	$11,106
Aug 16	$11,108	$11,255	$11,129
Sep 16	$11,131	$11,267	$11,152
Oct 16	$10,847	$11,054	$10,870
Nov 16	$11,402	$11,453	$11,429
Dec 16	$11,511	$11,666	$11,541
Jan 17	$11,793	$11,908	$11,825
Feb 17	$12,171	$12,376	$12,206
Mar 17	$12,154	$12,394	$12,190
Apr 17	$12,256	$12,528	$12,295
May 17	$12,339	$12,699	$12,380
Jun 17	$12,491	$12,778	$12,532
Jul 17	$12,675	$13,039	$12,719
Aug 17	$12,577	$13,081	$12,621
Sep 17	$12,917	$13,348	$12,964
Oct 17	$13,067	$13,654	$13,117
Nov 17	$13,557	$14,069	$13,608
Dec 17	$13,709	$14,222	$13,764
Jan 18	$14,328	$15,038	$14,387
Feb 18	$13,729	$14,486	$13,787
Mar 18	$13,646	$14,133	$13,704
Apr 18	$13,666	$14,190	$13,727
May 18	$13,889	$14,536	$13,953
Jun 18	$14,029	$14,634	$14,094
Jul 18	$14,442	$15,160	$14,513
Aug 18	$14,784	$15,662	$14,857
Sep 18	$14,765	$15,733	$14,839
Oct 18	$13,623	$14,641	$13,693
Nov 18	$13,974	$14,926	$14,048
Dec 18	$12,591	$13,582	$12,655
Jan 19	$13,862	$14,699	$13,935
Feb 19	$14,406	$15,191	$14,485
Mar 19	$14,495	$15,471	$14,577
Apr 19	$15,041	$16,092	$15,128
May 19	$14,018	$15,074	$14,100
Jun 19	$15,066	$16,133	$15,159
Jul 19	$15,228	$16,382	$15,325
Aug 19	$14,749	$16,098	$14,844
Sep 19	$15,176	$16,384	$15,276
Oct 19	$15,374	$16,741	$15,477
Nov 19	$15,955	$17,370	$16,065
Dec 19	$16,348	$17,879	$16,462
Jan 20	$16,158	$17,914	$16,273
Feb 20	$14,756	$16,453	$14,862
Mar 20	$12,021	$14,367	$12,108
Apr 20	$13,689	$16,256	$13,785
May 20	$14,552	$17,102	$14,657
Jun 20	$14,783	$17,492	$14,889
Jul 20	$15,547	$18,530	$15,659
Aug 20	$16,251	$19,922	$16,370
Sep 20	$15,891	$19,179	$16,012
Oct 20	$15,811	$18,680	$15,932
Nov 20	$18,043	$20,841	$18,186
Dec 20	$18,825	$21,700	$18,977
Jan 21	$18,645	$21,499	$18,796
Feb 21	$19,615	$22,060	$19,777
Mar 21	$20,461	$22,890	$20,634
Apr 21	$21,486	$24,136	$21,672
May 21	$21,794	$24,252	$21,987
Jun 21	$22,156	$24,927	$22,356
Jul 21	$22,447	$25,517	$22,652
Aug 21	$22,971	$26,270	$23,184
Sep 21	$22,009	$25,029	$22,213
Oct 21	$23,272	$26,775	$23,490
Nov 21	$22,580	$26,506	$22,793
Dec 21	$23,630	$27,553	$23,854
Jan 22	$22,238	$25,993	$22,451
Feb 22	$21,970	$25,232	$22,182
Mar 22	$22,459	$26,119	$22,677
Apr 22	$20,672	$23,751	$20,873
May 22	$20,685	$23,699	$20,886
Jun 22	$18,763	$21,737	$18,947
Jul 22	$20,432	$23,765	$20,632
Aug 22	$19,772	$22,834	$19,965
Sep 22	$17,874	$20,716	$18,048
Oct 22	$19,460	$22,361	$19,652
Nov 22	$20,681	$23,577	$20,886
Dec 22	$19,605	$22,191	$19,800
Jan 23	$21,205	$23,664	$21,418
Feb 23	$20,503	$23,086	$20,708
Mar 23	$20,389	$23,906	$20,595
Apr 23	$20,293	$24,210	$20,499
May 23	$19,805	$24,367	$20,005
Jun 23	$21,318	$25,992	$21,535
Jul 23	$22,210	$26,887	$22,439
Aug 23	$21,490	$26,434	$21,714
Sep 23	$20,452	$25,194	$20,667
Oct 23	$19,551	$24,614	$19,758
Nov 23	$21,467	$26,935	$21,684
Dec 23	$23,056	$28,204	$23,291
Jan 24	$22,864	$28,644	$23,097
Feb 24	$23,910	$30,181	$24,153
Mar 24	$24,949	$31,141	$25,207
Apr 24	$23,675	$29,855	$23,921
May 24	$24,289	$31,281	$24,545
Jun 24	$24,272	$32,400	$24,531
Jul 24	$25,263	$32,807	$25,533
Aug 24	$25,880	$33,598	$26,158

Average Annual Return [Table Text Block]

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
20.43%	11.90%	9.98%
Fund Market...
20.39	11.92	9.98
MSCI USA Index...
27.10	15.85	12.88
MSCI USA Equal Weighted Index...
20.47	12.00	10.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 809,091,984
Holdings Count | Holding	596
Advisory Fees Paid, Amount	$ 597,103
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$809,091,984
Number of Portfolio Holdings...
596
Net Investment Advisory Fees...
$597,103
Portfolio Turnover Rate...
26%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
16.1%
Financials...
15.2
Information Technology...
15.2
Health Care...
12.1
Consumer Discretionary...
9.0
Consumer Staples...
6.6
Real Estate...
6.2
Materials...
5.5
Utilities...
5.2
Energy...
4.7
Communication Services...
4.2

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Best Buy Co., Inc...
0.2%
Prudential Financial, Inc...
0.2
MetLife, Inc...
0.2
Zoom Video Communications, Inc., Class A...
0.2
Aflac, Inc...
0.2
Hartford Financial Services Group, Inc. (The)...
0.2
MongoDB, Inc., Class A...
0.2
Visa, Inc., Class A...
0.2
Mastercard, Inc., Class A...
0.2
Fiserv, Inc...
0.2